Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Jul. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) (1)(2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”) (4)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of Initial Fixed $100 Investment Based on:		Net Loss (in thousands) (8)	Bookings (in thousands) (9)
					Total Stockholder Return (“TSR”) (6)	Peer Group Total Stockholder Return (7)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	$765,250	$(31,645,908)	$3,186,268	$493,793	$51.17	$63.21	$(59,574)	$428,647
2021	$74,431,300	$78,011,817	$19,725,455	$21,789,694	$76.33	$96.35	$(60,135)	$294,427
7/28/2021	N/A	N/A	N/A	N/A	$100.00	$100.00	N/A	N/A

Company Selected Measure Name		bookings
Named Executive Officers, Footnote [Text Block]		Luis von Ahn served as our principal executive officer (“PEO”) during 2021 and 2022.(2)The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – 2022 Summary Compensation Table” of this Proxy Statement and our proxy statements for 2022. The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Matthew Skaruppa, Natalie Glance, Robert Meese and Stephen Chen; (ii) for 2021, Severin Hacker and Matthew Skaruppa.
Peer Group Issuers, Footnote [Text Block]		Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Information Technology Index (^SP500-45).
PEO Total Compensation Amount		$ 765,250	$ 74,431,300
PEO Actually Paid Compensation Amount		$ (31,645,908)	78,011,817
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total reported compensation for each year to determine the compensation actually paid:

Year	Name of PEO	Reported Summary Compensation Table for PEO	(Less) Reported Value of Equity Awards (a)	(Plus/Minus) Equity Award Adjustments (b)	(Less) Reported Change in the Actuarial Present Value of Pension Benefits (c)	(Plus/Minus) Pension Benefit Adjustments (d)	(Equals) Compensation Actually Paid
2022	Luis von Ahn	$765,250	$—	$(32,411,158)	$—	$—	$(31,645,908)
2021	Luis von Ahn	$74,431,300	$73,872,000	$77,452,517	$—	$—	$78,011,817
___________________
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the year-end fair value of any equity awards granted in a prior year that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year, (vi) less the value of all unvested awards as of the end of the prior fiscal year. The valuation methodologies use to estimate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Name of PEO	Fair Value at End of Year of Outstanding and Unvested Equity Granted in a Current Year	Change in Fair Value of Outstanding and Unvested Equity Granted in Prior Year	Fair Value of Equity Vesting During the Year that was Granted in Current Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	Luis von Ahn	$—	$(31,736,973)	$—	$(674,184)	$—	$—	$(32,411,158)
2021	Luis von Ahn	$76,400,687	$162,364	$—	$889,466	$—	$—	$77,452,517
(c) The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d) There were no pension benefits adjustments for the years in the table.

Non-PEO NEO Average Total Compensation Amount		$ 3,186,268	19,725,455
Non-PEO NEO Average Compensation Actually Paid Amount		$ 493,793	21,789,694
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for our NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 3 above:

Year	Average Reported Summary Compensation Table for Non-PEO NEOs	(Less) Reported Value of Equity Awards (a)	(Plus/Minus) Equity Award Adjustments (e)	(Less) Reported Change in the Actuarial Present Value of Pension Benefits (c)	(Plus/Minus) Pension Benefit Adjustments (d)	(Equals) Compensation Actually Paid to Non-PEO NEOs
2022	$3,186,268	$2,628,353	$(64,122)	$—	$—	$493,793
2021	$19,725,455	$19,234,435	$21,298,674	$—	$—	$21,789,694

(e) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Fair Value at End of Year of Outstanding and Unvested Equity Granted in a Current Year	Change in Fair Value of Outstanding and Unvested Equity Granted in Prior Year	Fair Value of Equity Vesting During the Year that was Granted in Current Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,816,251	$(1,534,555)	$334,949	$(680,767)	$—	$—	$(64,122)
2021	$20,260,750	$128,688	$234,672	$674,564	$—	$—	$21,298,674

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Pay Versus Performance Total Stockholder Return Chart
Compensation Actually Paid vs. Net Income [Text Block]		Pay Versus Performance Net Loss Chart
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Pay Versus Performance Bookings Chart
Total Shareholder Return Amount	$ 100.00	$ 51.17	76.33
Peer Group Total Shareholder Return Amount	$ 100.00	63.21	96.35
Net Income (Loss)		$ (59,574,000)	$ (60,135,000)
Company Selected Measure Amount		428,647,000	294,427,000
PEO Name		(1)Luis von Ahn
Additional 402(v) Disclosure [Text Block]		As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company. Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends on our common stock for the measurement period (if any), assuming dividend reinvestment, and (ii) the difference between the closing trading price per share of our Class A common stock at the end and the beginning of the measurement period by (b) our the closing trading price per share of our Class A common stock at the beginning of the measurement period.The dollar amounts reported represent the amount of net losses reflected in our audited financial statements for the applicable year (in thousands).
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]		Although we use numerous financial and nonfinancial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that bookings, defined as the amounts we receive from a purchase of any Duolingo subscription offering, a purchase of a Duolingo English Test, an in-app purchase for a virtual good, and from advertising networks for advertisements served to our users, is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our corporate performance.
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 73,872,000
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(32,411,158)	77,452,517
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Equity Awards Granted During The Year, Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	76,400,687
PEO [Member] | Equity Awards Granted In Prior Years, Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(31,736,973)	162,364
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(674,184)	889,466
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,628,353	19,234,435
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(64,122)	21,298,674
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		1,816,251	20,260,750
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(1,534,555)	128,688
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		334,949	234,672
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(680,767)	674,564
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		$ 0	$ 0